Trade and other payables: (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables:
Trade payables	$ 4,540	$ 2,857
Accrued research and development liabilities with service providers	4,563	8,432
Other accrued liabilities	3,632	2,882
DSU liability	2,790	2,503
Total trade and other current payables	$ 15,525	$ 16,674